INTANGIBLES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES

NOTE 6 - INTANGIBLES

Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment charges were recorded for the years ended December 31, 2023 and 2022.

Amortization of capitalized patent costs associated with the application and award of patents in the U.S. and various other countries are capitalized and amortized on a straight-line basis over the term of the patents as determined at the award date, which varies depending on the pendency period of the application, generally approximating seventeen years. The current patent application is still in process, and is therefore not yet amortized.

	Estimated Remaining Life (years)	December 31, 2023	December 31, 2022
Capitalized patent costs	17	$125,225	$79,179
Accumulated amortization		(11,929)	(3,644)
Intangible assets, net		$113,296	$75,535

INTANGIBLES

NOTE 6 - INTANGIBLES

Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment charges were recorded for the nine months ended September 30, 2024, and the year ended December 31, 2023.

Amortization of capitalized patent costs associated with the application and award of patents in the U.S. and various other countries are capitalized and amortized on a straight-line basis over the term of the patents as determined at the award date, which varies depending on the pendency period of the application, generally approximating twenty years.

	Estimated End-of-Life (year)	September 30, 2024	December 31, 2023
Capitalized patent costs	2041	$141,348	$125,225
Accumulated amortization		(17,012)	(11,929)
Intangible assets, net		$124,336	$113,296